Consolidated statement of changes in equity - SEK (kr) kr in Millions	Total	Group [member]	Joint ventures and associated companies [member]	Capital stock [member]	Additional paid in capital [member]	Retained earnings [member]	Retained earnings [member] Group [member]	Retained earnings [member] Joint ventures and associated companies [member]	Stockholder's equity [member]		Stockholder's equity [member] Group [member]	Stockholder's equity [member] Joint ventures and associated companies [member]	Non-controlling interest [member]	Non-controlling interest [member] Group [member]
Beginning balance at Dec. 31, 2014	kr 145,309			kr 16,526	kr 24,731	kr 103,049			kr 144,306				kr 1,003
Net income (loss)	13,673	kr 13,711	kr (38)				kr 13,587	kr (38)			kr 13,587	kr (38)		kr 124
Items that will not be reclassified to profit or loss
Remeasurements related to post-employment benefits	(2,026)					(2,033)			(2,033)				7
Tax on items that will not be reclassified to profit or loss	721					722			722				(1)
Available-for-sale interest-bearing securities
Revaluation of other investments in shares and participations	457					457			457
Changes in cumulative translation adjustments		(604)	141				(618)	141			(618)	141		14
Revaluation of other investments in shares and participations	457					457			457
Changes in cumulative translation adjustments Group		(604)	141				(618)	141			(618)	141		14
Tax on items that may be reclassified to profit or loss	721					722			722				(1)
Total other comprehensive income (loss), net of tax	(1,311)					(1,331)			(1,331)				20
Total comprehensive income	12,362					12,218			12,218				144
Transactions with owners
Sale of own shares	169					169			169
Long-term variable compensation plans	865					865			865
Dividends paid	(11,337)					(11,033)			(11,033)				(304)
Transactions with non-controlling interest	(2)												(2)
Ending balance at Dec. 31, 2015	147,366			16,526	24,731	105,268			146,525				841
Net income (loss)	1,895	1,869	26				1,690	26			1,690	26		179
Items that will not be reclassified to profit or loss
Remeasurements related to post-employment benefits		(1,766)					(1,770)				(1,770)			4
Tax on items that will not be reclassified to profit or loss	520					521			521				(1)
Available-for-sale interest-bearing securities
Gains (+)/Losses (-) arising during the period		(7)					(7)				(7)
Revaluation of other investments in shares and participations		(2)					(2)				(2)
Changes in cumulative translation adjustments		4,235	(362)				4,188	(362)			4,188	(362)		47
Revaluation of other investments in shares and participations		(2)					(2)				(2)
Changes in cumulative translation adjustments Group		4,235	(362)				4,188	(362)			4,188	(362)		47
Tax on items that may be reclassified to profit or loss	1
Tax on items that may be reclassified to profit or loss	520					521			521				(1)
Total other comprehensive income (loss), net of tax	2,619					2,569			2,569				50
Total comprehensive income	4,514					4,285			4,285				229
Transactions with owners
Stock issue	131			131					131
Sale of own shares	105					105			105
Repurchase of own shares	(321)					(131)			(131)				(190)
Long-term variable compensation plans	957					957			957
Dividends paid	(12,263)					(12,058)			(12,058)				(205)
Transactions with non-controlling interest	3					3			3
Ending balance at Dec. 31, 2016	140,492			16,657	24,731	98,429			139,817				675
Net income (loss)	(35,063)	kr (35,084)	kr 21				kr (35,227)	kr 21			kr (35,227)	kr 21		kr 143
Items that will not be reclassified to profit or loss
Remeasurements related to post-employment benefits	970					956			956				14
Tax on items that will not be reclassified to profit or loss	(547)					(544)			(544)				(3)
Available-for-sale interest-bearing securities
Gains (+)/Losses (-) arising during the period	68					68			68
Reclassification adjustments relating to available-for-sale financial assets disposed of in the year	5					5			5
Revaluation of other investments in shares and participations	99					99			99
Changes in cumulative translation adjustments	(3,378)					(3,349)			(3,349)	[1]			(29)
Revaluation of other investments in shares and participations	99					99			99
Changes in cumulative translation adjustments Group	(3,378)					(3,349)			(3,349)	[1]			(29)
Tax on items that may be reclassified to profit or loss	(16)					(16)			(16)
Tax on items that may be reclassified to profit or loss	(547)					(544)			(544)				(3)
Total other comprehensive income (loss), net of tax	(2,799)					(2,781)			(2,781)				(18)
Total comprehensive income	(37,862)					(37,987)			(37,987)				125
Transactions with owners
Stock issue	15			15					15
Sale of own shares	98					98			98
Repurchase of own shares	(103)					(15)			(15)				(88)
Long-term variable compensation plans	885					885			885
Dividends paid	(3,424)					(3,273)			(3,273)	[2]			(151)
Transactions with non-controlling interest	75												75
Ending balance at Dec. 31, 2017	kr 100,176			kr 16,672	kr 24,731	kr 58,137			kr 99,540				kr 636

[1]	1) Changes in cumulative translation adjustments include changes regarding revaluation of goodwill in local currency of SEK -2,484 million (SEK 2,355 million in 2016 and 1,592 million in 2015), and realized gain/losses net from sold/liquidated companies, SEK -24 million (SEK -90 million in 2016 and SEK -3 million in 2015).
[2]	2) Dividends paid per share amounted to SEK 1.00 (SEK 3.70 in 2016 and SEK 3.40 in 2015).